Derivative Instruments and Hedging Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Oct. 09, 2012 USD ($)
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative amount contract for acquisition		€ 4,250,000,000
Foreign currency option premium payable			156,800,000
Net loss on the derivative contracts	$ 70,400,000